INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at the beginning of the year		$ 9,422	[1]	$ 9,276	[1]	$ 8,674
Decrease related to prior year tax positions		(3)		2,884		1,202
Increase related to current year tax positions		4,356		3,030		1,804
Balance at the end of the year	[1]	$ 13,781		$ 9,422		$ 9,276

[1]	The amounts for the years ended December 31, 2022 and 2021 includes $2,590 and $2,412 unrecognized tax benefits, respectively, which are presented as a reduction from deferred tax assets, see Note 15e.